Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

Outstanding debt was as follows:

	December 31, 2020	December 31, 2019

Principal balance of debt due December 31, 2020	$25,000	$25,000
2019 Convertible Notes due March 31, 2020	-	3,684,535
PPP loan maturing May 5, 2022	1,265,067	-
Total debt	1,290,067	3,709,535
Less - Current portion of debt	(866,972)	(3,709,535)
Long-term portion of debt	$423,095	$-

Schedule of Future Principal Payments for Outstanding Debt	Expected future principal payments for outstanding debt are as follows:
Year ending December 31:
2021	$866,972
2022	423,095
Total expected future principal payments	$1,290,067